UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: (811- 10373 )
Exact name of registrant as specified in charter:	TH Lee, Putnam Investment Trust
Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109
Name and address of agent for service:	Charles A. Ruys de Perez, Vice President and
Chief Compliance Officer
One Post Office Square
Boston, Massachusetts 02109
Copy to:	John E. Baumgardner, Jr., Esq.
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498
Registrant’s telephone number, including area code: (617) 292-1000
Date of fiscal year end: October 31, 2006
Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

TH Lee, Putnam Emerging Opportunities Portfolio

The fund's portfolio
1/31/06 (Unaudited)

COMMON STOCKS (62.1%)(a)

	Shares	Value

Basic Materials (2.4%)
Agnico-Eagle Mines, Ltd. (Canada)	13,900	$340,828
Crown Holdings, Inc. (NON)	21,200	396,652
Freeport-McMoRan Copper & Gold, Inc. Class B	9,600	616,800
Steel Dynamics, Inc.	5,827	270,489
		1,624,769

Biotechnology (1.4%)
Invitrogen Corp. (NON)	4,000	275,520
MedImmune, Inc. (NON)	19,200	655,104
		930,624

Capital Goods (6.5%)
Aeroflex, Inc. (NON)	21,100	255,099
Alliant Techsystems, Inc. (NON)	5,300	410,750
Cummins, Inc.	2,700	262,710
Dover Corp.	9,500	436,335
DRS Technologies, Inc.	6,400	318,016
JLG Industries, Inc.	7,400	403,152
L-3 Communications Holdings, Inc.	4,800	388,896
Lincoln Electric Holdings, Inc.	3,515	156,453
Parker-Hannifin Corp.	6,800	515,236
Rofin-Sinar Technologies, Inc. (NON)	2,300	109,825
Timken Co.	11,700	423,189
Wabtec Corp.	10,100	318,857
WESCO International, Inc. (NON)	9,800	469,714
		4,468,232

Computers (3.1%)
Intergraph Corp. (NON)	6,300	240,723
j2 Global Communications, Inc. (NON)	2,000	95,500
NCR Corp. (NON)	7,100	263,765
Netgear, Inc. (NON)	17,000	308,040
Palm, Inc. (NON)	10,100	398,748
Seagate Technology (Cayman Islands) (NON)	19,500	508,560
Western Digital Corp. (NON)	16,115	352,274
		2,167,610

Consumer Cyclicals (9.6%)
Advance Auto Parts, Inc. (NON)	50	2,179
Aeropostale, Inc. (NON)	13,200	399,036
American Eagle Outfitters, Inc.	6,900	186,162
Ameristar Casinos, Inc.	10,000	224,900
ARAMARK Corp. Class B	8,800	234,520
Armor Holdings, Inc. (NON)	8,800	419,496
Brunswick Corp.	6,400	240,576
Consolidated Graphics, Inc. (NON)	4,400	225,984
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	6,900	239,499
Harman International Industries, Inc.	3,200	352,000
Jakks Pacific, Inc. (NON)	7,800	177,138
John H. Harland Co.	5,100	190,383
K-Swiss, Inc. Class A	700	22,155
Manpower, Inc.	10,200	549,066
Michaels Stores, Inc.	4,500	151,335
New York & Company, Inc. (NON)	12,900	250,002
Oshkosh Truck Corp.	7,300	359,963
Pacific Sunwear of California, Inc. (NON)	8,800	215,688
Phillips-Van Heusen Corp.	9,800	354,074
R. H. Donnelley Corp. (NON)	8,400	551,208
Sherwin Williams Co.	8,900	470,810
Stein Mart, Inc.	9,400	155,852
Tupperware Corp.	16,300	361,860
West Corp. (NON)	6,700	273,561
		6,607,447

Consumer Staples (2.6%)
American Greetings Corp. Class A	2,900	59,189
Blyth Industries, Inc.	900	19,530
Career Education Corp. (NON)	8,700	282,663
Domino's Pizza, Inc.	13,300	331,303
Interline Brands, Inc. (NON)	16,600	421,640
Labor Ready, Inc. (NON)	14,700	342,363
Talx Corp.	1,100	34,474
Weight Watchers International, Inc. (NON)	6,900	324,576
		1,815,738

Electronics (2.8%)
Amphenol Corp. Class A	8,400	426,972
Atmel Corp. (NON)	86,300	340,885

Freescale Semiconductor, Inc. Class A (NON)	17,900	450,364
General Cable Corp. (NON)	12,000	294,000
Microchip Technology, Inc.	11,700	438,867
		1,951,088

Energy (6.9%)
Bronco Drilling Co., Inc. (NON)	3,270	103,430
CAL Dive International, Inc. (NON)	7,300	306,454
CONSOL Energy, Inc.	4,200	306,180
Cooper Cameron Corp. (NON)	8,000	387,120
Giant Industries, Inc. (NON)	4,870	340,364
Hercules Offshore, Inc. (NON)	4,300	153,983
Noble Energy, Inc.	9,000	416,520
Patterson-UTI Energy, Inc.	7,500	282,150
Peabody Energy Corp.	2,800	278,628
Pride International, Inc. (NON)	11,100	391,941
Rowan Cos., Inc. (NON)	7,300	327,259
Sunoco, Inc.	5,600	533,120
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	1,110	47,164
Unit Corp. (NON)	5,400	322,380
Universal Compression Holdings, Inc. (NON)	4,300	206,400
Veritas DGC, Inc. (NON)	7,400	333,444
Western Refining, Inc. (NON)	4,108	77,025
		4,813,562

Financial (4.4%)
AmerUs Group Co.	3,600	220,932
Calamos Asset Management, Inc. Class A	5,900	204,966
CB Richard Ellis Group, Inc. Class A (NON)	7,400	467,088
Commerce Bancorp, Inc.	8,855	296,111
Corus Bankshares, Inc.	5,000	321,050
Nuveen Investments, Inc. Class A	4,680	212,332
Safety Insurance Group, Inc.	4,900	196,490
UnionBanCal Corp.	7,500	503,175
W.R. Berkley Corp.	9,000	444,600
WFS Financial, Inc. (NON)	2,600	206,700
		3,073,444

Health Care Services (3.0%)
Bio-Rad Laboratories, Inc. Class A (NON)	2,100	141,540
Cerner Corp. (NON)	9,600	432,000
Henry Schein, Inc. (NON)	4,500	209,880
Laboratory Corp. of America Holdings (NON)	7,400	434,010
Pediatrix Medical Group, Inc. (NON)	5,100	447,168
Sierra Health Services, Inc. (NON)	10,800	427,896
		2,092,494

Medical Technology (5.3%)
Bausch & Lomb, Inc.	5,100	344,505
C.R. Bard, Inc.	6,300	399,546
Charles River Laboratories International, Inc. (NON)	6,900	318,297
Dade Behring Holdings, Inc.	11,400	446,082
Kinetic Concepts, Inc. (NON)	9,300	336,567
LCA-Vision, Inc.	8,400	471,828
Mentor Corp.	5,700	256,500
Sybron Dental Specialties, Inc. (NON)	8,700	370,620
Varian Medical Systems, Inc. (NON)	11,900	716,499
		3,660,444

Pharmaceuticals (2.1%)
Barr Pharmaceuticals, Inc. (NON)	7,200	472,176
Endo Pharmaceuticals Holdings, Inc. (NON)	6,600	189,420
Hospira, Inc. (NON)	13,400	599,650
Watson Pharmaceuticals, Inc. (NON)	5,500	181,995
		1,443,241

Real Estate (5.2%)
Spirit Finance Corp. (R)	300,000	3,612,000

Semiconductor (1.2%)
Lam Research Corp. (NON)	13,200	612,876
Sigmatel, Inc. (NON)	15,400	196,812
		809,688

Software (2.3%)
Blackboard, Inc. (NON)	9,300	239,475
Cadence Design Systems, Inc. (NON)	14,700	259,602
Epicor Software Corp. (NON)	15,900	211,470
FileNET Corp. (NON)	6,700	188,002
Parametric Technology Corp. (NON)	29,600	185,296
Progress Software Corp. (NON)	10,500	301,980
SSA Global Technologies, Inc. (NON)	11,900	207,060
		1,592,885

Technology Services (2.7%)
Covansys Corp. (NON)	19,600	297,920

CSG Systems International, Inc. (NON)	16,900	384,813
Fair Isaac Corp.	9,400	416,608
Fiserv, Inc. (NON)	6,800	299,064
Global Payments, Inc.	4,200	213,906
Transaction Systems Architects, Inc. (NON)	8,600	283,714
		1,896,025

Transportation (0.6%)
Hornbeck Offshore Services, Inc. (NON)	5,500	218,790
J. B. Hunt Transport Services, Inc.	8,800	209,440
		428,230

Total common stocks (cost $35,950,707)		$42,987,521

CONVERTIBLE PREFERRED STOCKS (34.0%)(a)
	Shares	Value
Capella Education Co. Ser. G, zero % cv. pfd. (Private) (acquired 2/14/02,
cost $5,009,274) (RES) (NON) (F)	449,640	$8,992,796
CommVault Systems Ser. CC, zero % cv. pfd. (Private) (acquired various
dates from 1/30/02 through 9/4/03, cost $7,011,032) (RES) (NON) (F)	2,235,708	6,997,766
Refractec Ser. D, zero % cv. pfd. (Private) (acquired various dates from
8/16/02 through 6/30/03, cost $4,999,998) (RES) (NON) (AFF) (F)	833,333	4,499,998
Restore Medical Ser. C, zero % (Private) (acquired 1/28/04, cost
$3,009,673) (RES) (NON) (AFF) (F)	1,145,039	3,000,002

Total convertible preferred stocks (cost $20,029,976)		$23,490,562

SHORT-TERM INVESTMENTS (5.4%)(a) (cost $3,731,000)
	Principal amount	Value

Repurchase agreement dated January 31, 2006 with Bank of America due
February 1, 2006 with respect to various U.S. Government obligations --
maturity value of $3,731,457 for an effective yield of 4.41% (collateralized
by Freddie Mac 4.25% due 4/5/2007 valued at $3,775,117)	$3,731,000	$3,731,000

TOTAL INVESTMENTS

Total investments (cost $59,711,683)(b)		$70,209,083

WRITTEN OPTIONS OUTSTANDING at 1/31/06 (premiums received $1,445) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Bausch & Lomb, Inc. (Put)	$408	Feb. 06/ 65.00	$177
CAL Dive International, Inc. (Call)	661	Feb. 06/ 48.22	98
Rowan Cos., Inc. (Call)	683	Feb. 06/ 46.64	556

Total			$831

NOTES

(a) Percentages indicated are based on net assets of $69,189,052.

(b) The aggregate identified cost on a tax basis is $59,735,827, resulting in gross unrealized appreciation and depreciation of $11,452,316 and $979,060, respectively, or net unrealized appreciation of $10,473,256.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2006 was $23,490,562 or 34.0% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

Name of	Purchase	Sales	Dividend	Fair
Affiliates	cost	cost	income	Value

Refractec	$--	$--	$--	$4,499,998
Restore Medical	--	--	--	3,000,002

Totals	$--	$--	$--	$7,500,000

Fair value amounts are shown for issues that are affiliated at period end.

(R) Real Estate Investment Trust.

(F) Security is valued at fair value following procedures approved by the Trustees.

At January 31, 2006, liquid assets totaling $118,329 have been designated as collateral for open written option contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are stated at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the “Manager “), a subsidiary of TH Lee, Putnam Capital, L.P. (a joint venture of Putnam Investment Holdings, LLC, which in turn is an indirect subsidiary of Putnam LLC ("Putnam") and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and will adjust its value, as necessary, based on such factors as the financial and/or operating results, the general developments in the issuer’s business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data. Restricted securities of the same class as publicly traded securities will be valued at a discount from the public market price reflecting the nature and extent of the restriction. Securities fair valued at January 31, 2006 represented 34.0% of the fund’s net assets. Fair value prices may differ materially from the value that would be realized if the fair-valued securities were sold. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported (except as described in the third sentence of this paragraph) within the time periods specified in the Commission's rules and forms. In reaching this conclusion, the registrant’s certifying officers took into account the procedural enhancements described in Item 2(b) below. The filing of this report on Form N-Q was delayed past the 60th day following the end of the registrant’s fiscal quarter as a result of the compliance review described in Item 2(b) below.

(b) Changes in internal control over financial reporting: During the registrant’s last fiscal quarter there were no changes in the registrant’s internal control over financial reporting. However, subsequent to the end of that quarter, and as a result of a regular compliance review, the registrant has enhanced procedures by which the registrant documents the basis on which each purchaser of the registrant’s shares is believed to be an eligible purchaser and has conducted a review of the basis on which each past purchaser of the registrant’s shares is believed to be an eligible purchaser. These enhanced procedures and this review are designed to support the continuing appropriateness of the registrant’s recorded liability in respect of incentive fees payable to the registrant’s investment adviser pursuant to the registrant’s management contract.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TH LEE, PUTNAM INVESTMENT TRUST

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Linwood E. Bradford
Linwood E. Bradford
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006